Related Party Transactions	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
22.	RELATED PARTY TRANSACTIONS

Transactions pertaining to online gaming business and interest on lendings and borrowings

During the years ended December 31, 2011, 2012, and 2013, significant related party transactions were as follows:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Activity related to online gaming business:
Sales agent fees paid to companies under common control by Shanda	(31,050)	(49,543)	(41,889)
Promotion service fees paid to companies under common control by Shanda	(7,260)	(3,914)	(2,770)
Technical service fees paid to companies under common control by Shanda	(4,492)	(20,308)	(19,757)
Online game licensing fees received from companies under common control by Shanda	2,086	1,538	416
Platform service fees and sales agent fees received from companies under common control by Shanda	46,621	57,101	34,697
Corporate general administrative expenses (2012: reversal) allocated from Shanda	(7,008)	3,467	—
Rental fee paid to companies under common control by Shanda	(21,193)	(18,511)	(34,434)
Consulting service fees paid to companies under common control by Shanda	—	(9,434)	(20,365)
Interest on loans to or from Shanda or companies under its common control:
Interest expense for loans from Shanda and companies under common control by Shanda	(12,150)	(26,787)	(28,766)
Interest income from loans to Shanda and companies under common control by Shanda	32,490	83,711	48,588

Amounts due from and due to related parties

As of December 31, 2012 and 2013, outstanding balances due from and due to related parties were as follows:

	December 31, 2012	December 31, 2013
	RMB	RMB
Amounts due from related parties:
Accounts receivable from companies under common control by Shanda	89,127	38,138
Other receivables from Shanda*	1,035,432	236
Other receivables from companies under common control by Shanda	1,865,946	70,962

Amounts due to related parties:
Accounts payable to companies under common control by Shanda	40,087	20,704
Deferred acquisition consideration payable to Shanda (Note 4)	—	867,464
Other payables to companies under common control by Shanda	990,404	2,827

*Change principally represents settlement via non-cash exchange in satisfaction of a portion of the total consideration due for the acquisition of certain businesses from Shanda Online (Note 4).

Except for loan transactions (included in “other receivables” and “other payables” above), the accounts receivable from and accounts payable to companies under common control by Shanda, mainly arising from the related party activity pertaining to the online gaming business described in the foregoing section of this note, are interest free, unsecured and can be settled on demand.

The Group from time to time extends interest-bearing loans to, or borrows interest-bearing funds from Shanda or companies under its common control. Such transactions have in part been motivated by the Group’s, Shanda’s, or Shanda’s affiliates’ needs to borrow or lend U.S. dollar denominated or RMB denominated funds under various circumstances. Before entering into these transactions, these arrangements were reviewed and assessed to ensure their fairness and that they would not pose incremental credit or interest risk to the Group.

Loans to related parties

The Group has extended various RMB-denominated loans to companies under the common control of Shanda as part of the efforts to manage the Group’s surplus cash resources.

•	In October and November 2010, the Group originated unsecured RMB-denominated loans with an aggregate principal amount of RMB503.0 million (US$80.7 million) to a company under common control of Shanda. These loans were originally due in September 2011 and their terms were later extended to June 2013. The interest rates on these loans for both the initial and the renewed terms were 5.68% per year, which were higher than the prevailing one-year deposit rates when the loans were originated and renewed, respectively.

•	In February 2011, the Group originated an unsecured RMB-denominated entrusted loan of RMB20.0 (US$3.2 million) million to a company under common control of Shanda. This loan was originally due in August 2011 and its term was later extended to February 2013. The interest rate on this loan for both the initial and the renewed terms was 6.71% per year, which was higher than the prevailing one-year deposit rates when the loan was originated and renewed, respectively.

•	In August 2011, the Group originated unsecured RMB-denominated entrusted loans with an aggregate principal amount of RMB300.0 million (US$48.2 million) to a company under common control of Shanda. These loans were originally due in August 2012 and their terms were later extended to August 2013. The interest rates on these loans for the initial and the renewed terms were 5.93% and 5.40% per year, respectively, which were higher than the prevailing one-year deposit rates when the loans were originated and renewed, respectively.

•	In February 2012, the Group originated an unsecured RMB-denominated entrusted loan of RMB115.0 million (US$18.5 million) to a company under common control of Shanda. This loan was originally due in February 2013 and its term was later extended to February 2014. The interest rates on this loan for the initial and the renewed terms were 5.93% and 5.43% per year, respectively, which were higher than the prevailing one-year deposit rates when the loan was originated and renewed, respectively.

•	All of the preceding loans have been repaid as of December 31, 2013.

•	In 2011, the Group originated unsecured RMB-denominated loans with an aggregate principal amount of RMB417.4 million (US$66.3 million) to companies under the common control of Shanda. In 2012, the Group originated unsecured RMB-denominated loans with an aggregate principal amount of RMB404.3 million (US$65.6 million) to companies under common control of Shanda. Most of these loans were repaid in 2013. The outstanding balance is RMB25.0 million (US$4.1 million) as of December 31, 2013.

Borrowings and lendings related to Shanda’s privatization

In connection with Shanda’s privatization in February 2012, the Group engaged in a series of closely linked third-party and related-party borrowing and lending transactions. These transactions were motivated primarily by Shanda’s needs for funds in U.S. dollars, its excess RMB-denominated cash resources, and the Group’s access to both RMB-denominated and U.S. dollar-denominated cash resources and funding sources. The key actions taken were as follows:

•	In February 2012, the Group borrowed, in the form of unsecured entrusted RMB-denominated loans, an aggregate principal amount of RMB926.0 million (US$148.6 million) from a company under the common control of Shanda. These RMB-denominated loans carry an interest rate of 3% per year. Concurrently, the Group provided U.S. dollar-denominated loans to Shanda with an aggregate amount of US$160.0 million (RMB1,005.7 million). The interest rate on these U.S. dollar-denominated loans is 3% per year. All of these borrowings and lendings have been repaid as of December 31, 2013.

•	In order to bridge the loans described above and obtain the U.S. dollars necessary to lend to Shanda, the Group borrowed US$156.0 million (equivalent to RMB980.5 million) from China Minsheng Bank at an interest rate of 6% per year, by pledging certain RMB-denominated short-term investments with China Minsheng Bank in an aggregate amount of RMB983.8 million, which earned interest at rates ranging from 5.46% to 6.94% per year, as collateral. Such short-term investments were financed primarily with the proceeds from the RMB926.0 million entrusted loans described above. The interest rates on the China Minsheng Bank loan and the collateral were structured with an aim to cancel out the related interest income and expenses. This borrowing was repaid in February 2013 via conversion of RMB funds for U.S. dollars and the pledge was released.

With respect to the aforementioned transactions relating to Shanda’s privatization, interest income was RMB79.9 million and interest expense was RMB78.7 million, resulting in net interest income of RMB1.2 million for the year ended December 31, 2012. Interest income was RMB26.5 million (US$4.4 million) and interest expense was RMB24.9 million (US$4.1 million), resulting in net interest income of RMB1.6 million (US$0.3 million) for the year ended December 31, 2013.

The Group generated net income for loans to and from Shanda and companies under its common control, reflecting both the loans to related parties and the borrowings and lendings related to Shanda’s privatization described above. With respect to these loans and transactions, interest income was RMB83.7 million and interest expense was RMB26.8 million, resulting in net interest income of RMB56.9 million for the year ended December 31, 2012. Correspondingly, interest income was RMB48.6 million (US$8.0 million) and interest expense was RMB28.8 million (US$4.8 million), resulting in net interest income of RMB19.8 million (US$3.3 million) for the year ended December 31, 2013.